Note 9 - Other Disclosures - Reconciliation of Liabilities Arising From Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance at Jan 1	€ 14,723	€ 8,478	€ 2,067
Cash flows	(2,565)	8,049	3,618
EIR method	30	482	192
Non-cash changes, additions	1,496	(638)	2,320
Non-cash changes, other	(6,859)	(1,648)	281
Balance at Dec 31	6,825	14,723	8,478
Loan and participation rights, noncurrent [member]
Statement Line Items [Line Items]
Balance at Jan 1	12,765	6,250	2,067
Cash flows	(2,187)	8,330	3,710
EIR method	30	482	192
Non-cash changes, additions		(650)
Non-cash changes, other	(6,859)	(1,648)	281
Balance at Dec 31	3,749	12,765	6,250
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Balance at Jan 1	1,958	2,228
Cash flows	(378)	(282)	(92)
Non-cash changes, additions	1,496	12	2,320
Balance at Dec 31	€ 3,076	€ 1,958	€ 2,228